17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

The Company entered into an Option Agreement with Ascendiant dated April 26, 2013, pursuant to which we had the option to purchase from Ascendiant 4,000,000 shares of our common stock (the “Option Shares”) for an aggregate purchase price of $300,000.  On May 31, 2013, the Company exercised its option to purchase the 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.  The option was required to be exercised and payment for the shares made on or before May 31, 2013.  On May 31, 2013, the Company exercised our option to purchase 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.   Ascendiant delivered only 2,284,525 of the 4,000,000 Option Shares purchased by the Company and had failed to deliver the remaining 1,715,475 Option Shares. On June 17, 2013, the Company filed a complaint (the “Complaint”) against Ascendiant Capital Partners, LLC (“Ascendiant”) in the California Superior Court, County of Orange (Case No. 30-2013-00656770-CU-BC-CJC) for breach of contract, seeking damages, specific performance and injunctive relief against Ascendiant. On September 24, 2013, the California Superior Court granted Visualant’s motion, finding that Visualant was likely to prevail on the merits of its claim against Ascendiant.  The Court ordered Ascendiant to deliver 1,715,475 Option Shares to the Company by 4:00PM, September 27, 2013. The delivery occurred on September 27, 2013. The Company expects to pursue its damage claim.

EMPLOYMENT AGREEMENTS

Mr. Erickson, Mr. Scott and other named executive officers of Visualant do not have employment agreements.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

Corporate Offices

The Company’s executive office is located at 500 Union Street, Suite 420, Seattle, Washington, USA, 98101. On August 1, 2012, we entered into a lease which expires August 31, 2014. The monthly lease rate was $1,944 for the year ending August 31, 2013 and $2,028 for the year ending August 31, 2014. On June 14, 2013, the Company amended the lease and added Suite 450, increasing its monthly payment to $3,978 through August 31, 2013, $4,057 from September 1, 2013 to May 31, 2014 and $4,140 from June 1, 2014 through August 31, 2014.

TransTech Facilities

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2014	$93,608
2015	65,292
2016	23,755
2017	-
2018	-
Beyond	-
Total	$182,655